Pensions Net Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic Pension Benefits [Member]
Components of Net Benefit Cost (Income)
Service Cost-Benefits Earned	$ 0	$ 0	$ 0
Interest Cost on Benefit Obligation	19.0	20.4	21.9
Expected Return on Plan Assets	(24.3)	(28.1)	(29.4)
Amortization of Actuarial Net Loss (Gain)	5.2	3.6	1.5
Net Periodic Benefit Cost (Income)	(0.1)	(4.1)	(6.0)
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	4.00%	4.50%	5.25%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%
Expected long-term rate of return on assets	7.00%	7.75%	7.75%
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net Actuarial Loss	3.6
Net Prior Service Costs (Credit)	0
Total	3.6
Non-U.S. Pension Benefits [Member]
Components of Net Benefit Cost (Income)
Service Cost-Benefits Earned	19.5	11.8	13.7
Interest Cost on Benefit Obligation	29.0	30.7	32.1
Expected Return on Plan Assets	(29.0)	(27.3)	(27.8)
Amortization of Actuarial Net Loss (Gain)	6.3	3.3	1.6
Amortization of Prior Service Benefit	(0.3)	(0.1)	0
Settlement/Curtailment (Gain) Loss	0.1	0	0
Special Termination Benefits	1.1	0.5	0.9
Net Periodic Benefit Cost (Income)	26.7	18.9	20.5
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost (Income) [Abstract]
Discount Rate	3.65%	4.37%	4.77%
Average rate of increase in employee compensation	2.94%	3.23%	3.35%
Expected long-term rate of return on assets	4.96%	5.17%	5.32%
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net Actuarial Loss	4.3
Net Prior Service Costs (Credit)	(0.3)
Total	4.0
Other Postretirement Benefits [Member]
Components of Net Benefit Cost (Income)
Service Cost-Benefits Earned	0.6	0.7
Interest Cost on Benefit Obligation	1.7	1.8
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Net Actuarial Loss	0
Net Prior Service Costs (Credit)	(0.1)
Total	$ (0.1)